Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2013
Other Comprehensive Income (Tables) [Abstract]
Other Comprehensive Income Rollforward [Text Block]
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income (loss) before reclassifications	(17,181)	-	(47,702)	(64,883)	86	(64,797)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	4,892	5,316	-	10,208	-	10,208
Other comprehensive income (loss) after reclassifications	(12,289)	5,316	(47,702)	(54,675)	86	(54,589)
Balance at June 30, 2012	$(148,510)	$(105,899)	$(286,033)	$(540,442)	$3,134	$(537,308)

Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	4,902	-	(125,044)	(120,142)	(2,318)	(122,460)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	9,974	7,877	-	17,851	-	17,851
Other comprehensive income (loss) after reclassifications	14,876	7,877	(125,044)	(102,291)	(2,318)	(104,609)
Balance at June 30, 2013	$(123,465)	$(171,546)	$(299,393)	$(594,404)	$551	$(593,853)

(1) See separate table below for details about these reclassifications.

Other Comprehensive Income Reclassifications [Text Block]
Details about Accumulated Other Comprehensive Income (Loss) ("AOCI") Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the six months ended June 30,
	2013	2012
(Gain) Loss related to cash flow hedges
Interest rate contracts	$13,094	$10,527	Interest income/expense
Foreign exchange contracts	514	(7,261)	Costs of Revenue
Foreign exchange contracts	735	1,006	Interest income/expense
	14,343	4,272	Total before tax
	(4,369)	620	Tax expense or benefit
	$9,974	$4,892	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) /loss	12,777	8,743	(1)
	12,777	8,743	Total before tax
	(4,900)	(3,427)	Tax expense or benefit
	$7,877	$5,316	Net of tax
Total reclassifications for the period	$17,851	$10,208	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).